UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE GLOBAL HEALTH CARE INNOVATIONS FUND

FORM N-Q

AUGUST 31, 2017

CLEARBRIDGE GLOBAL HEALTH CARE INNOVATIONS FUND

Schedule of investments (unaudited)	August 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.3%
HEALTH CARE - 94.3%
Biotechnology - 46.0%
Advanced Accelerator Applications SA, ADR	1,920	$94,022	*
Agios Pharmaceuticals Inc.	942	59,591	*
Alexion Pharmaceuticals Inc.	1,744	248,363	*
Alnylam Pharmaceuticals Inc.	665	57,010	*
Amgen Inc.	1,119	198,925
Applied Genetic Technologies Corp.	700	3,220	*
Arena Pharmaceuticals Inc.	1,359	31,502	*
AveXis Inc.	155	14,469	*
Biogen Inc.	736	232,988	*
BioMarin Pharmaceutical Inc.	1,537	138,622	*
Bioverativ Inc.	1,510	85,602	*
Bluebird Bio Inc.	243	30,338	*
Celgene Corp.	2,062	286,474	*
ImmunoGen Inc.	2,983	24,938	*
Incyte Corp.	992	136,311	*
Insmed Inc.	795	9,874	*
Intercept Pharmaceuticals Inc.	324	37,782	*
Ionis Pharmaceuticals Inc.	632	33,888	*
MacroGenics Inc.	569	10,760	*
ProQR Therapeutics NV	1,380	7,659	*
Regeneron Pharmaceuticals Inc.	304	151,057	*
Spark Therapeutics Inc.	736	60,595	*
Ultragenyx Pharmaceutical Inc.	2,332	133,064	*
Vertex Pharmaceuticals Inc.	562	90,223	*

Total Biotechnology		2,177,277

Health Care Equipment & Supplies - 5.3%
Becton, Dickinson & Co.	736	146,788
Danaher Corp.	1,292	107,778

Total Health Care Equipment & Supplies		254,566

Health Care Providers & Services - 12.4%
Aetna Inc.	1,011	159,435
UnitedHealth Group Inc.	1,898	377,512
Universal Health Services Inc., Class B Shares	466	50,389

Total Health Care Providers & Services		587,336

Life Sciences Tools & Services - 5.0%
PerkinElmer Inc.	942	63,105
Thermo Fisher Scientific Inc.	929	173,853

Total Life Sciences Tools & Services		236,958

Pharmaceuticals - 25.6%
Allergan PLC	1,162	266,656
AstraZeneca PLC, ADR	4,061	121,139
Bristol-Myers Squibb Co.	1,640	99,187
Eisai Co., Ltd., ADR	807	41,940
Merck & Co. Inc.	5,630	359,532
Ono Pharmaceutical Co., Ltd.	2,449	49,983	(a)
Roche Holding AG	1,069	272,468	(a)

Total Pharmaceuticals		1,210,905

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,812,714)		4,467,042

See Notes to Schedule of Investments.

1

CLEARBRIDGE GLOBAL HEALTH CARE INNOVATIONS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 5.5%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $259,559)	0.910%	259,559	$259,559

TOTAL INVESTMENTS - 99.8% (Cost - $4,072,273)			4,726,601
Other Assets in Excess of Liabilities - 0.2%			7,632

TOTAL NET ASSETS - 100.0%			$4,734,233

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Global Health Care Innovations Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

3

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Health Care	$4,144,591	$322,451	—	$4,467,042

Short-Term Investments†	259,559	—	—	259,559

Total Investments	$4,404,150	$322,451	—	$4,726,601

†	See Schedule of Investments for additional detailed categorizations.

For the period ended August 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At August 31, 2017, securities valued at $322,451 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 25, 2017